Description of Business	12 Months Ended
Dec. 31, 2012
Description of Business
(1)	Description of Business

Lipocine Inc. (“Lipocine” or the “Company”) was originally incorporated on June 19, 1997, under the laws of the State of Delaware. The Company is engaged in research and development for the delivery of drugs using its proprietary delivery technology. The Company’s principal operation is to provide oral delivery solutions for existing drugs. Lipocine develops its own drug candidates or it develops drug candidates on behalf of or in collaboration with corporate partners. The Company has funded operating costs primarily through collaborative license, milestone and research arrangements, and through federal grants.